Annual Operating Expenses {- Fidelity SAI Emerging Markets Low Volatility Index Fund} - 10.31 Fidelity SAI Low Volatility Index Funds Combo PRO-10 - Fidelity SAI Emerging Markets Low Volatility Index Fund - Fidelity SAI Emerging Markets Low Volatility Index Fund
Dec. 30, 2020
Operating Expenses:
Management fee	0.15%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.09%
Total annual operating expenses	0.24%